Commitments - Somos - Anglo (Predecessor)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor)
Commitments
Commitments
28.	Commitments

The Business has entered into rental agreements for its units, warehouses and administrative buildings, through various operating contracts that expire on different dates, which payments are monthly. As of October 10, 2018, the total amounts equivalent to the full period of the contracts were:

As of October 10, 2018
Up to 1 year	103,155
One to five year	80,426
More than 5 years	65,636
249,217